Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS VARIABLE SERIES II
Prospectus Date	rr_ProspectusDate	Jul. 12, 2013
Supplement [Text Block]	dvs2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

DWS Alternative Asset Allocation VIP

Effective December 1, 2013, the following information replaces similar disclosure contained under the ”PRINCIPAL INVESTMENT STRATEGY” sections within the summary section and the ”FUND DETAILS” section of the fund’s prospectuses:

Main Investments. The fund seeks to achieve its objective by investing in alternative (or non–traditional) asset categories and investment strategies. Investments may be made in other DWS funds (i.e., mutual funds, exchange–traded funds (ETFs) and other pooled investment vehicles managed by Deutsche Investment Management Americas Inc., the fund’s investment advisor, or one of its affiliates), or directly in the securities and derivative instruments in which such DWS fund could invest. The fund may also invest in securities of unaffiliated mutual funds or ETFs to gain a desired economic exposure to a particular asset category that is not available through a DWS fund (DWS funds and unaffiliated mutual funds and ETFs are collectively referred to as “underlying funds”). The fund’s allocations among direct investments and other DWS funds may vary over time. In addition to the fund’s main investment strategy, portfolio management seeks to enhance returns by employing the currency and interest rate overlay strategies described below.
Management process. Portfolio management utilizes a strategic asset allocation process to determine the non–traditional or alternative asset categories and investment strategies that should be represented in the fund’s portfolio. Such asset categories and investment strategies may include: market neutral, inflation–protection, commodities, real estate, floating rate loans, infrastructure, emerging markets, high–yield and other alternative strategies. Portfolio management also utilizes a tactical asset allocation process to adjust allocations in response to short–term market changes.

Currency and interest rate strategies. In addition to the fund’s main investment strategy, portfolio management may, from time to time, seek to enhance returns by employing proprietary quantitative currency strategies across developed and emerging market currencies using derivatives (contracts whose values are based on, for example, indices, currencies or securities), in particular forward currency contracts. Three main strategies may be employed: a carry strategy, a momentum strategy and a valuation strategy. In implementing the carry strategy, portfolio management will use a “relative value” analysis, seeking to systematically sell low interest rate currencies and buy high interest rate currencies. In implementing the momentum strategy, portfolio management will use multi–year exchange rate trends, seeking to systematically sell lower returning currencies and buy higher returning currencies. In implementing the valuation strategy, portfolio management will use a “fair value” analysis, seeking to systematically buy “undervalued” currencies and sell “overvalued” currencies.
Portfolio management also may, from time to time, seek to enhance returns by employing a rules–based methodology to identify interest rate trends across developed markets using derivatives, in particular buying and selling interest rate futures contracts. In implementing this strategy, portfolio management may utilize proprietary rules–based interest rate indices.
The notional amount of the fund’s aggregate currency and interest rate exposure resulting from these strategies may significantly exceed the net assets of the fund (and at times may exceed two times the fund’s net assets).

DWS Alternative Asset Allocation VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dvs2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

DWS Alternative Asset Allocation VIP

Effective December 1, 2013, the following information replaces similar disclosure contained under the ”PRINCIPAL INVESTMENT STRATEGY” sections within the summary section and the ”FUND DETAILS” section of the fund’s prospectuses:

Main Investments. The fund seeks to achieve its objective by investing in alternative (or non–traditional) asset categories and investment strategies. Investments may be made in other DWS funds (i.e., mutual funds, exchange–traded funds (ETFs) and other pooled investment vehicles managed by Deutsche Investment Management Americas Inc., the fund’s investment advisor, or one of its affiliates), or directly in the securities and derivative instruments in which such DWS fund could invest. The fund may also invest in securities of unaffiliated mutual funds or ETFs to gain a desired economic exposure to a particular asset category that is not available through a DWS fund (DWS funds and unaffiliated mutual funds and ETFs are collectively referred to as “underlying funds”). The fund’s allocations among direct investments and other DWS funds may vary over time. In addition to the fund’s main investment strategy, portfolio management seeks to enhance returns by employing the currency and interest rate overlay strategies described below.
Management process. Portfolio management utilizes a strategic asset allocation process to determine the non–traditional or alternative asset categories and investment strategies that should be represented in the fund’s portfolio. Such asset categories and investment strategies may include: market neutral, inflation–protection, commodities, real estate, floating rate loans, infrastructure, emerging markets, high–yield and other alternative strategies. Portfolio management also utilizes a tactical asset allocation process to adjust allocations in response to short–term market changes.

Currency and interest rate strategies. In addition to the fund’s main investment strategy, portfolio management may, from time to time, seek to enhance returns by employing proprietary quantitative currency strategies across developed and emerging market currencies using derivatives (contracts whose values are based on, for example, indices, currencies or securities), in particular forward currency contracts. Three main strategies may be employed: a carry strategy, a momentum strategy and a valuation strategy. In implementing the carry strategy, portfolio management will use a “relative value” analysis, seeking to systematically sell low interest rate currencies and buy high interest rate currencies. In implementing the momentum strategy, portfolio management will use multi–year exchange rate trends, seeking to systematically sell lower returning currencies and buy higher returning currencies. In implementing the valuation strategy, portfolio management will use a “fair value” analysis, seeking to systematically buy “undervalued” currencies and sell “overvalued” currencies.
Portfolio management also may, from time to time, seek to enhance returns by employing a rules–based methodology to identify interest rate trends across developed markets using derivatives, in particular buying and selling interest rate futures contracts. In implementing this strategy, portfolio management may utilize proprietary rules–based interest rate indices.
The notional amount of the fund’s aggregate currency and interest rate exposure resulting from these strategies may significantly exceed the net assets of the fund (and at times may exceed two times the fund’s net assets).